Related Party Transactions Related Party Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 1	$ 2
Payables to related companies	3	9
LVS
Disclosure of transactions between related parties [line items]
Receivables due from related parties	1	0
Payables to related companies	0	3
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Receivables due from related parties	0	2
Payables to related companies	0	1
Intermediate holding company
Disclosure of transactions between related parties [line items]
Payables to related companies	$ 3	$ 5